Note 32 (Tables)	12 Months Ended
Dec. 31, 2024
Capital Base And Capital Management [Abstract]
Eligible capital resources [Table Text Block]
A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2024, 2023 and 2022 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2024	2023	2022
Capital	26	2,824	2,861	2,955
Share premium	27	19,184	19,769	20,856
Retained earnings, revaluation reserves and other reserves	28	42,507	38,251	35,056
Other equity instruments, net		40	40	63
Treasury shares	29	(66)	(34)	(29)
Profit (loss) attributable to the parent company	5	10,054	8,019	6,358
Interim dividend		(1,668)	(951)	(722)
Total equity		72,875	67,955	64,535
Accumulated other comprehensive income (loss)	30	(17,220)	(16,254)	(17,642)
Minority interests	31	4,359	3,564	3,623
Shareholders' equity		60,014	55,265	50,517
Goodwill and other intangible assets		(1,553)	(1,421)	(1,395)
Differences from solvency and accounting perimeter		(185)	(137)	(123)
Equity not eligible at solvency level		(185)	(137)	(123)
Other adjustments and deductions ⁽¹⁾		(7,476)	(7,591)	(6,262)
Common Equity Tier 1 (CET 1)		50,799	46,116	42,738
Additional Tier 1 before Regulatory Adjustments		6,023	6,033	5,193
Total Regulatory Adjustments to Additional Tier 1		—	—	—
Tier 1		56,822	52,150	47,931
Tier 2		9,858	8,182	5,930

Total Capital (Total Capital = Tier 1 + Tier 2)		66,680	60,332	53,861
Total Minimum equity required ⁽²⁾		52,427	47,455	43,111
(1) The caption “Other adjustments and deductions” include, among others, the adjustment for non-computable minority interests, the amount of repurchases of own shares up to the maximum limit authorized by the ECB to the BBVA Group and the amount of dividends pending distribution.
(2) Calculated based on total minimum capital requirements applicable in each period.

Amount of capital CC1 [Table Text Block]
The Group’s eligible own funds and risk-weighted assets (RWAs) in accordance with the aforementioned applicable regulation as of December 31, 2024, 2023 and 2022 are shown below:

Amount of capital CC1 (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Capital and share premium	22,008	22,629	23,810
Retained earnings and equity instruments	39,652	34,889	31,436
Other accumulated income and other reserves	(14,334)	(12,872)	(13,952)
Minority interests	2,343	1,864	1,853
Net attributable profit (2)	5,013	4,759	3,814
Common Equity Tier I (CET1) before other regulatory adjustments	54,681	51,269	46,962
Goodwill and intangible assets	(1,553)	(1,421)	(1,395)
Direct, indirect and synthetic holdings in own Common Equity Tier I instruments	(243)	(331)	(356)
Deferred tax assets	(844)	(988)	(1,057)
Other deductions and filters ⁽³⁾	(1,242)	(2,412)	(1,416)
Total common equity Tier 1 regulatory adjustments	(3,882)	(5,153)	(4,223)
Common equity TIER 1 (CET1)	50,799	46,116	42,738
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	5,638	5,715	4,875
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	386	319	318
Additional Tier 1 (CET 1) before regulatory adjustments	6,023	6,033	5,193
Transitional CET 1 adjustments	—	—	—
Total regulatory adjustments to additional Tier 1	—	—	—
Additional Tier 1 (AT1)	6,023	6,033	5,193
Tier 1 (Common equity TIER 1 + additional TIER 1)	56,822	52,150	47,931
Capital instruments and share premium accounted as Tier 2	5,629	5,214	3,510
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	4,192	2,890	2,310
Credit risk adjustments	47	88	213
Tier 2 before regulatory adjustments	9,868	8,192	6,033
Tier 2 regulatory adjustments	(10)	(10)	(103)
Tier 2	9,858	8,182	5,930
Total capital (Total capital = Tier 1 + Tier 2)	66,680	60,332	53,861
Total RWA	394,468	363,915	337,066
CET 1 (phased-in)	12.88%	12.67%	12.68%
Tier 1 (phased-in)	14.40%	14.33%	14.22%
Total capital (phased-in)	16.90%	16.58%	15.98%

(1) In 2022, the difference between the phased-in and fully-loaded ratios arises from the temporary treatment of certain capital items, mainly as a result of the impact of IFRS 9, to which the BBVA Group adhered voluntarily (in accordance with article 473bis of the CRR and the subsequent amendments introduced by the Regulation (EU) 2020/873). In 2024 and 2023, there are no differences between phased-in and fully-loaded ratios due to the aforementioned temporary treatment.
(2) As of December 31, 2024, the total shareholder remuneration corresponding to the year 2024 (composed by a cash dividend, the share repurchase program and the proposed cash dividend subject to approval at the General Shareholders' Meeting), is deducted. As of December 31, 2023 and 2022 the cash dividends approved by the respective General Shareholders' Meetings are deducted.
(3) As of December 31, 2023 and 2022, the amounts of the share repurchase programs were deducted.

Leverage Ratio [Table Text Block]
Breakdown of leverage ratio as of December 31, 2024, 2023 and 2022, calculated according to CCR, is as follows:

Leverage ratio
	2024	2023	2022
Tier 1 (millions of Euros) (a)	56,822	52,150	47,931
Exposure to leverage ratio (millions of Euros) (b)	834,488	797,888	737,990
Leverage ratio (a)/(b) (percentage)	6.81%	6.54%	6.49%